Subsequent Events (Details) - Subsequent Event [Member] - $ / shares				1 Months Ended
	Nov. 13, 2024	Nov. 01, 2024	Mar. 06, 2024	Feb. 13, 2024
Subsequent Events [Line Items]
Common stock issued	155,890,910		80,000	12,500
Common stock outstanding	155,890,910
Common stock with a par value (in Dollars per share)	$ 467,672,730
Stock options exercise price (in Dollars per share)			$ 1	$ 5
Stock option maturity			10 years	10 years
Additionally stock options			160,000
IPR&D [Member]
Subsequent Events [Line Items]
Acquisition of shares		612,500
Maximum [Member]
Subsequent Events [Line Items]
Stock options exercise price (in Dollars per share)			$ 5
Minimum [Member]
Subsequent Events [Line Items]
Stock options exercise price (in Dollars per share)			$ 1
Series B Preferred Stock [Member]
Subsequent Events [Line Items]
Newly issued Shares of preferred Stock	32,303,390